Loans to Third Pairties, Net	12 Months Ended
Mar. 31, 2022
Loans To Third Pairties Net Disclosure [Abstract]
LOANS TO THIRD PAIRTIES, NET

NOTE 4 – LOANS TO THIRD PAIRTIES, NET

Loans to third parties consisted of the following:

	As of March 31, 2022	As of March 31, 2021
Loans to third parties, current:
Beijing Chuangyouyi Education Technology Co.,Ltd (a)	$96,157	$93,038
Beijing Dejinbao Mining Engineering Co., Ltd (b)	566,377	580,974
Guizhou Shunxincheng Human Resources Co., Ltd	3,155	3,053
Beijing Zhongke Education Co., Ltd	-	39,684
Loans to third parties, noncurrent:
Beijing Dejinbao Mining Engineering Co., Ltd (b)	149,673	78,882
Less: allowance for doubtful accounts
Beijing Chuangyouyi Education Technology Co.,Ltd (a)	(96,157)	.(93,038)
Total loan to third parties, net	$719,205	$702,593

(a)	On December 25, 2017, Distance Learning loaned RMB 600,000 (USD 96,157 as of March 31, 2022) to Beijing Chuangyouyi Education Technology Co.,Ltd (“Chuangyouyi”). The loan bears an interest rate of 6% and is not guaranteed. The maturity was December 24, 2018. Chuangyouyi did not repay upon maturity, the Company has fully accrued allowance for the balance.

(b)	On September 5, 2017, Distance Learning loaned RMB3,000,000 (USD 470,220 as of March 31, 2022) to Beijing Dejinbao Mining Engineering Co., Ltd (“Dejinbao”). The loan bears an interest rate of 6% and is not guaranteed. The original maturity was September 5, 2019, and was later extended to September 5, 2023. On September 27, 2018, Distance Learning loaned an additional RMB600,000 (USD 96,157 as of March 31, 2022) to Dejinbao. The loan bears an interest rate of 6% and is not guaranteed. The maturity of the loan is September 26, 2024.